Business Combination (Tables)	9 Months Ended
Mar. 31, 2025
Schedule of fair value of consideration transferred
Period	Amount A$
Up front consideration	946,200
Deferred consideration (current)	1,382,336
Deferred consideration (non-current)	1,618,050
Total consideration	3,816,160

Schedule of identifiable assets and liabilities
Fair Value Allocation	Amount A$
Identifiable assets	nil
Identifiable liabilities	nil
Goodwill	3,816,160